Financial Instruments - Additional Information (Detail) ₺ in Thousands, $ in Thousands		12 Months Ended
	Apr. 26, 2017 TRY (₺)	Dec. 31, 2017 TRY (₺)	Dec. 31, 2016 TRY (₺)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Strengthening percentage		10.00%	10.00%
Weakening percentage		10.00%	10.00%
Change in interest rates		1.00%		1.00%
Debt instrument amount		₺ 12,536,149	₺ 9,781,162
Debt securities issued [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value of debt securities issued			500,000	$ 500,000	$ 500,000
Debt instrument amount		1,875,521	1,922,656
Debt securities issued [member] | Fair Value [Member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument amount		2,063,972	1,921,199
TL [member]
Disclosure of detailed information about financial instruments [line items]
Payment last installment of 4.5G license payable amounting to TL	₺ 1,534,702
TL [member] | Debt securities issued [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument amount			238,956
Trade receivables, due from related parties and receivables from financial services [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables, due from related parties and receivables from financial services past due but not impaired		1,473,385	439,112
Collaterals held		₺ 339,543	₺ 156,647